Stock-based Compensation - Summary of Stock Option Activity (Detail) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Total Number of Shares, Beginning Balance	332,400	300,026
Total Number of Shares, Granted	57,569	40,516
Total Number of Shares, Exercised	0	0
Total Number of Shares, Cancelled		(8,142)
Total Number of Shares, Ending Balance	389,969	332,400
Total Number of Shares, Exercisable	288,354	250,181
Weighted-Average Exercise Price Per Share, Beginning Balance	$ 30.50	$ 33.90
Weighted-Average Exercise Price Per Share, Granted	2.92	5.50
Weighted-Average Exercise Price Per Share, Exercised	0	0
Weighted-Average Exercise Price Per Share, Cancelled		30.70
Weighted-Average Exercise Price Per Share, Ending Balance	26.44	30.50
Weighted-Average Exercise Price Per Share, Exercisable	$ 31.74	$ 32.90
Aggregate Intrinsic Value, Ending Balance	$ 0	$ 0
Weighted-Average Remaining Contractual Term, Ending Balance		7 years 1 month 24 days
Aggregate Intrinsic Value, Exercisable	$ 0	$ 0
Weighted-Average Remaining Contractual Term, Exercisable		6 years 9 months 11 days